UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09375 and 811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 03/31/2009

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

BlackRock Global Financial Services Fund, Inc. SEMI-ANNUAL REPORT MARCH 31, 2009 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

A Letter to Shareholders

The past 12 months have been a period investors would like to forget, but instead will vividly remember, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted the downfalls of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The economic data generally deteriorated throughout the reporting period. US gross domestic product (“GDP”) contracted at an annual rate of 6.3% in the fourth quarter of 2008, and economic activity appears on pace to be negative in the first quarter of 2009 as well. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and ailing financial system. In addition to slashing the federal funds target rate from 3.0% to a record low range of 0% to 0.25%, the central bank provided enormous cash infusions and radically expanded its balance sheet through a range of lending and acquisition programs.

Against this backdrop, US equities contended with high levels of volatility and posted steep losses, notwithstanding a powerful rally in the final month of the reporting period. International markets also experienced sharp downturns, with some regions declining as much or more than the United States. Risk aversion remained the dominant theme in fixed income markets, as investors sought out the haven of Treasury issues at the expense of virtually all other asset classes. High yield issues, in particular, faced unprecedented challenges and posted severe underperformance; that said, the sector pared its losses in the first quarter of 2009, as both liquidity and investor sentiment toward lower-quality debt improved. At the same time, the start of the new year brought somewhat of a return to normalcy for the tax-exempt market, which registered one of its worst years on record in 2008.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of March 31, 2009	6-month	12-month

US equities (S&P 500 Index)	(30.54)%	(38.09)%

Small cap US equities (Russell 2000 Index)	(37.17)	(37.50)

International equities (MSCI Europe, Australasia, Far East Index)	(31.11)	(46.50)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.88	10.46

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.70	3.13

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.00	2.27

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(12.65)	(18.56)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

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THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2009	BlackRock Global Financial Services Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund outperformed the benchmark MSCI World Financials Index for the six-month period, but underperformed the broad-market MSCI World Index.

What factors influenced performance?

•

Positive contributions to performance came from security selection in commercial banks, insurance and real estate management & development; the Fund’s allocation to cash, which averaged approximately 6.4% during the period; and its allocation to information technology (IT) services name Visa, Inc. The most notable individual contributors to performance included The Travelers Cos. Inc., Bank of New York Mellon Corp., China Resources Land Ltd., Visa, Inc. and RenaissanceRe Holdings Ltd. From a regional perspective, security selection in the United States was the main driver of the Fund’s outperformance. An overweight position in China and an underweight position and security selection in the United Kingdom also aided results.

•

Detracting from performance over the period were the Fund’s security selection in real estate investment trusts (REITs) and underweights in diversified financial services and real estate management & development. Individual names that detracted included ProLogis, Manulife Financial Corp., Bank of America Corp., and The Hartford Financial Services Group, Inc. Regionally, an underweight position in Australia, where the Fund held a weight of zero, hindered results. Security selection and underweight positions in Canada, Japan and France also proved unfavorable, as did an underweight position in Hong Kong.

Describe recent portfolio activity.

•

During the six months, we increased the Fund’s exposure to commercial banks, insurance, capital markets, diversified financial services and REITs. Additionally, exposure to the thrifts & mortgage finance industry was reintroduced, and we added exposure to the professional services industry and IT services. Conversely, we reduced our allocation to cash and real estate management and development, and eliminated exposure to consumer finance.

•

Regionally, we increased exposure to North America, primarily in the United States, and Europe, specifically the United Kingdom, France, Italy and Germany. Meanwhile, we exited positions in Korea, Taiwan, Turkey, Belgium, Denmark and The Netherlands.

Describe Fund positioning at period end.

•

At period end, the Fund was overweight in the United States and Asia excluding Japan, especially China. The Fund was underweight in Europe, particularly the United Kingdom, Switzerland and Spain, as well as in Australia, Canada and Japan.

•

From a subsector standpoint, the Fund was overweight in IT services, insurance and professional services, and was underweight in REITs, diversified financial services, real estate management & development and consumer finance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]

Institutional	$1,000	$577.40	$6.80	$1,000	$1,016.27	$8.70
Investor A	$1,000	$577.60	$7.71	$1,000	$1,015.13	$9.85
Investor B	$1,000	$574.00	$11.54	$1,000	$1,010.24	$14.73
Investor C	$1,000	$573.90	$10.71	$1,000	$1,011.29	$13.69
Class R	$1,000	$576.20	$9.55	$1,000	$1,012.78	$12.19

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.73% for Institutional, 1.96% for Investor A, 2.94% for Investor B, 2.73% for Investor C and 2.43% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of common stocks of financial services companies that Fund management believes have the potential to increase in value.

[3]	This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.

[4]

This Index is comprised of the constituents of the MSCI World Index that are classified into the financial sector. This sector contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment and real estate including REITs. The starting date for the Index in the graph is 11/30/99.

[5]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2009

		Average Annual Total Returns[6]

		1 Year		5 Years		Since Inception[7]

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(42.26)%	(54.76)%	N/A	(9.88)%	N/A	0.66%	N/A
Investor A	(42.24)	(54.81)	(57.19)%	(10.07)	(11.04)%	0.43	(0.15)%
Investor B	(42.60)	(55.26)	(57.27)	(10.81)	(11.02)	(0.23)	(0.23)
Investor C	(42.61)	(55.21)	(55.65)	(10.79)	(10.79)	(0.37)	(0.37)
Class R	(42.38)	(55.02)	N/A	(10.37)	N/A	0.19	N/A
MSCI World Index	(31.10)	(42.58)	N/A	(3.50)	N/A	(3.74)	N/A
MSCI World Financials Index	(48.67)	(59.49)	N/A	(12.69)	N/A	(5.85)[8]	N/A

[6]

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on 11/26/99.

[8]	Since inception total return is from 11/30/99.

N/A – Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	5

About Fund Performance	BlackRock Global Financial Services Fund, Inc.

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•

Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on October 1, 2008 and held through March 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Statement of Assets and Liabilities	BlackRock Global Financial Services Fund, Inc.

March 31, 2009 (Unaudited)

Assets

Investments at value — Global Financial Services Portfolio (the “Portfolio”), (cost — $100,300,752)	$61,945,873
Capital shares sold receivable	234,390
Prepaid expenses	47,673

Total assets	62,227,936

Liabilities

Capital shares redeemed payable	177,993
Contributions payable to the Portfolio	56,397
Distribution fees payable	26,681
Other affiliates payable	20,583
Administration fees payable	16,936
Other accrued expenses payable	47,944

Total liabilities	346,534

Net Assets	$61,881,402

Net Assets Consist of

Institutional Shares, $0.10 par value, 100,000,000 shares authorized	$119,441
Investor A Shares, $0.10 par value, 100,000,000 shares authorized	552,687
Investor B Shares, $0.10 par value, 100,000,000 shares authorized	67,298
Investor C Shares, $0.10 par value, 100,000,000 shares authorized	472,373
Class R Shares, $0.10 par value, 100,000,000 shares authorized	113,302
Paid-in capital in excess of par	158,499,954
Undistributed net investment income	163,941
Undistributed net realized loss allocated from the Portfolio	(59,752,715)
Net unrealized appreciation/depreciation allocated from the Portfolio	(38,354,879)

Net Assets	$61,881,402

Net Asset Value

Institutional — Based on net assets of $5,689,393 and 1,194,412 shares outstanding	$4.76

Investor A — Based on net assets of $26,067,696 and 5,526,871 shares outstanding	$4.72

Investor B — Based on net assets of $3,203,288 and 672,978 shares outstanding	$4.76

Investor C — Based on net assets of $21,700,469 and 4,723,733 shares outstanding	$4.59

Class R — Based on net assets of $5,220,556 and 1,133,016 shares outstanding	$4.61

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	7

Statement of Operations	BlackRock Global Financial Services Fund, Inc.

Six Months Ended March 31, 2009 (Unaudited)

Investment Income

Net investment income allocated from the Portfolio:
Dividends	$1,093,808
Income — affiliated	38,902
Securities lending — affiliated	1,194
Interest	9
Foreign tax withheld	(27,868)
Expenses	(287,798)

Total income	818,247

Expenses

Administration	133,608
Service — Investor A	39,811
Service and distribution — Investor B	21,507
Service and distribution — Investor C	136,404
Service and distribution — Class R	13,294
Transfer agent — Institutional	13,650
Transfer agent — Investor A	57,231
Transfer agent — Investor B	12,818
Transfer agent — Investor C	51,736
Transfer agent — Class R	15,300
Printing	35,073
Registration	34,984
Professional	16,221
Officer and Directors	17
Miscellaneous	8,272

Total expenses	589,926

Net investment income	228,321

Realized and Unrealized Loss Allocated from the Portfolio

Net realized loss on investments and foreign currency	(33,124,604)
Net change in unrealized appreciation/depreciation on investments and foreign currency	(20,846,658)

Total realized and unrealized loss	(53,971,262)

Net Decrease in Net Assets Resulting from Operations	$(53,742,941)

See Notes to Financial Statements.

8	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Statements of Changes in Net Assets	BlackRock Global Financial Services Fund, Inc.

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008

Operations

Net investment income	$228,321	$1,782,075
Net realized loss	(33,124,604)	(26,312,917)
Net change in unrealized appreciation/depreciation	(20,846,658)	(31,369,302)

Net decrease in net assets resulting from operations	(53,742,941)	(55,900,144)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(223,875)	(113,030)
Investor A	(945,974)	(275,651)
Investor B	(9,499)	—
Investor C	(497,104)	(11,974)
Class R	(123,569)	(30,173)
Net realized gain:
Institutional	—	(3,048,637)
Investor A	—	(8,162,775)
Investor B	—	(2,299,693)
Investor C	—	(4,787,102)
Class R	—	(1,753,401)

Decrease in net assets resulting from dividends and distributions to shareholders	(1,800,021)	(20,482,436)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(10,239,371)	108,854,281

Redemption Fees

Redemption fees	9,882	33,598

Net Assets

Total increase (decrease) in net assets	(65,772,451)	32,505,299
Beginning of period	127,653,853	95,148,554

End of period	$61,881,402	$127,653,853

End of period undistributed net investment income	$163,941	$1,735,641

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	9

Financial Highlights	BlackRock Global Financial Services Fund, Inc.

	Institutional

	Six Months Ended March 31, 2009 (Unaudited)

		Year Ended September 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.50	$16.75	$15.93	$15.53	$14.12	$12.76

Net investment income[1]	0.03	0.22	0.19	0.50	0.44	0.20
Net realized and unrealized gain (loss)[2]	(3.60)	(5.22)	1.59	1.89	3.17	2.78

Net increase (decrease) from investment operations	(3.57)	(5.00)	1.78	2.39	3.61	2.98

Dividends and distributions from:
Net investment income	(0.17)	(0.12)	(0.46)	(0.38)	(0.18)	—
Net realized gain	—	(3.13)	(0.50)	(1.61)	(2.02)	(1.62)

Total dividends and distributions	(0.17)	(3.25)	(0.96)	(1.99)	(2.20)	(1.62)

Net asset value, end of period	$4.76	$8.50	$16.75	$15.93	$15.53	$14.12

Total Investment Return[3]

Based on net asset value	(42.26)%[4]	(35.58)%	11.20%	15.48%	27.37%	25.09%

Ratios to Average Net Assets[5]

Total expenses	1.73%[6]	1.35%	1.42%	1.27%	1.32%	1.53%

Net investment income	1.15%[6]	1.89%	1.18%	3.05%	2.93%	1.46%

Supplemental Data

Net assets, end of period (000)	$5,689	$11,361	$16,249	$17,843	$49,612	$11,034

Portfolio turnover of the Portfolio	25%	31%	55%	79%	80%	115%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of any sales charges.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Financial Highlights (continued)	BlackRock Global Financial Services Fund, Inc.

	Investor A

	Six Months Ended March 31, 2009 (Unaudited)

		Year Ended September 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.41	$16.63	$15.82	$15.45	$14.06	$12.71

Net investment income[1]	0.03	0.20	0.15	0.44	0.27	0.17
Net realized and unrealized gain (loss)[2]	(3.56)	(5.18)	1.58	1.90	3.29	2.76

Net increase (decrease) from investment operations	(3.53)	(4.98)	1.73	2.34	3.56	2.93

Dividends and distributions from:
Net investment income	(0.16)	(0.11)	(0.42)	(0.36)	(0.15)	—
Net realized gain	—	(3.13)	(0.50)	(1.61)	(2.02)	(1.58)

Total dividends and distributions	(0.16)	(3.24)	(0.92)	(1.97)	(2.17)	(1.58)

Net asset value, end of period	$4.72	$8.41	$16.63	$15.82	$15.45	$14.06

Total Investment Return[3]

Based on net asset value	(42.24)%[4]	(35.72)%	10.93%	15.17%	27.08%	24.75%

Ratios to Average Net Assets[5]

Total expenses	1.96%[6]	1.57%	1.67%	1.54%	1.62%	1.78%

Net investment income	0.95%[6]	1.80%	0.94%	2.66%	1.87%	1.21%

Supplemental Data

Net assets, end of period (000)	$26,068	$54,661	$26,777	$24,078	$10,040	$8,684

Portfolio turnover of the Portfolio	25%	31%	55%	79%	80%	115%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	11

Financial Highlights (continued)	BlackRock Global Financial Services Fund, Inc.

	Investor B

	Six Months Ended March 31, 2009 (Unaudited)

		Year Ended September 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.31	$16.32	$15.52	$15.18	$13.86	$12.51

Net investment income (loss)[1]	(0.00)[2]	0.06	0.03	0.33	0.16	0.06
Net realized and unrealized gain (loss)[3]	(3.54)	(5.08)	1.55	1.84	3.23	2.74

Net increase (decrease) from investment operations	(3.54)	(5.02)	1.58	2.17	3.39	2.80

Dividends and distributions from:
Net investment income	(0.01)	—	(0.28)	(0.22)	(0.05)	—
Net realized gain	—	(2.99)	(0.50)	(1.61)	(2.02)	(1.45)

Total dividends and distributions	(0.01)	(2.99)	(0.78)	(1.83)	(2.07)	(1.45)

Net asset value, end of period	$4.76	$8.31	$16.32	$15.52	$15.18	$13.86

Total Investment Return[4]

Based on net asset value	(42.60)%[5]	(36.26)%	10.13%	14.23%	26.08%	23.89%

Ratios to Average Net Assets[6]

Total expenses	2.94%[7]	2.41%	2.42%	2.30%	2.39%	2.55%

Net investment income (loss)	(0.05)%[7]	0.49%	0.18%	2.08%	1.09%	0.46%

Supplemental Data

Net assets, end of period (000)	$3,203	$7,758	$22,592	$27,397	$31,126	$33,733

Portfolio turnover of the Portfolio	25%	31%	55%	79%	80%	115%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01).

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Financial Highlights (continued)	BlackRock Global Financial Services Fund, Inc.

	Investor C

	Six Months Ended March 31, 2009 (Unaudited)

		Year Ended September 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.14	$16.20	$15.44	$15.10	$13.82	$12.51

Net investment income[1]	0.00 [2]	0.12	0.02	0.30	0.16	0.07
Net realized and unrealized gain (loss)[3]	(3.46)	(5.04)	1.53	1.87	3.21	2.72

Net increase (decrease) from investment operations	(3.46)	(4.92)	1.55	2.17	3.37	2.79

Dividends and distributions from:
Net investment income	(0.09)	(0.01)	(0.29)	(0.22)	(0.07)	—
Net realized gain	—	(3.13)	(0.50)	(1.61)	(2.02)	(1.48)

Total dividends and distributions	(0.09)	(3.14)	(0.79)	(1.83)	(2.09)	(1.48)

Net asset value, end of period	$4.59	$8.14	$16.20	$15.44	$15.10	$13.82

Total Investment Return[4]

Based on net asset value	(42.61)%[5]	(36.17)%	10.04%	14.35%	26.02%	23.83%

Ratios to Average Net Assets[6]

Total expenses	2.73%[7]	2.32%	2.47%	2.31%	2.40%	2.56%

Net investment income	0.16%[7]	1.17%	0.13%	1.91%	1.10%	0.48%

Supplemental Data

Net assets, end of period (000)	$21,700	$46,175	$20,535	$21,915	$15,087	$16,714

Portfolio turnover of the Portfolio	25%	31%	55%	79%	80%	115%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	13

Financial Highlights (concluded)	BlackRock Global Financial Services Fund, Inc.

	Class R

	Six Months Ended March 31, 2009 (Unaudited)

		Year Ended September 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.18	$16.28	$15.54	$15.21	$13.91	$12.62

Net investment income[1]	0.01	0.12	0.10	0.36	0.29	0.14
Net realized and unrealized gain (loss)[2]	(3.46)	(5.04)	1.54	1.90	3.18	2.74

Net increase (decrease) from investment operations	(3.45)	(4.92)	1.64	2.26	3.47	2.88

Dividends and distributions from:
Net investment income	(0.12)	(0.05)	(0.40)	(0.32)	(0.15)	—
Net realized gain	—	(3.13)	(0.50)	(1.61)	(2.02)	(1.59)

Total dividends and distributions	(0.12)	(3.18)	(0.90)	(1.93)	(2.17)	(1.59)

Net asset value, end of period	$4.61	$8.18	$16.28	$15.54	$15.21	$13.91

Total Investment Return

Based on net asset value	(42.38)%[3]	(36.03)%	10.53%	14.90%	26.74%	24.51%

Ratios to Average Net Assets[4]

Total expenses	2.43%[5]	2.03%	2.02%	1.80%	1.83%	2.11%

Net investment income	0.52%[5]	1.09%	0.61%	2.22%	2.02%	0.99%

Supplemental Data

Net assets, end of period (000)	$5,221	$7,699	$8,996	$5,314	$2,040	$555

Portfolio turnover of the Portfolio	25%	31%	55%	79%	80%	115%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Notes to Financial Statements (Unaudited)	BlackRock Global Financial Services Fund, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Global Financial Services Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Global Financial Services Portfolio (the “Portfolio”) of Global Financial Services Master LLC, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at March 31, 2009 was 100%. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$61,945,873
Level 3	—

Total	$61,945,873

Investment Transactions and Net Investment Income: Investment transactions in the Portfolio are accounted for on a trade date basis. The Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for the four years ended September 30, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	15

Notes to Financial Statements (continued)	BlackRock Global Financial Services Fund, Inc.

reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administration services (other than investment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.35% of the Fund’s average daily net assets. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

Effective October 1, 2008, the Fund has entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”) as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BIL and BDI are affiliates of BlackRock. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BIL, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and BIL provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates BIL and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended March 31, 2009, BIL earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $4,110 and affiliates received contingent deferred sales charges of $17,185 and $27,237 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $1,729 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period October 1, 2008 through December 31, 2008, the Fund paid $32,651 in return for these services, which are a component of the transfer agent fees in the accompanying Statement of Operations.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. For the six months ended March 31, 2009, the Fund earned $237, which is included in income — affiliated in the Statement of Operations.

16	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Notes to Financial Statements (continued)	BlackRock Global Financial Services Fund, Inc.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2009, the Fund reimbursed the Administrator the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center Fees

Institutional	$228
Investor A	$4,152
Investor B	$738
Investor C	$1,962
Class R	$108

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Loss Carryforward:

As of September 30, 2008, the Fund had a capital loss carryforward of $114,096, all of which expires in 2016. This amount is available to offset future realized capital gains.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

	Shares	Amount	Shares	Amount

Institutional

Shares sold	363,116	$2,312,941	1,172,153	$13,274,856
Shares issued to shareholders in reinvestment of dividends and distributions	37,381	200,703	234,928	2,833,141

Total issued	400,497	2,513,644	1,407,081	16,107,997
Shares redeemed	(542,051)	(2,971,489)	(1,040,912)	(10,944,995)

Net increase (decrease)	(141,554)	$(457,845)	366,169	$5,163,002

Investor A

Shares sold	1,517,612	$8,362,653	6,349,523	$73,467,405
Shares issued to shareholders in reinvestment of dividends and distributions	158,532	843,295	635,582	7,594,996

Total issued	1,676,144	9,205,948	6,985,105	81,062,401
Shares redeemed	(2,646,427)	(14,102,364)	(2,097,789)	(22,726,530)

Net increase (decrease)	(970,283)	$(4,896,416)	4,887,316	$58,335,871

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	17

Notes to Financial Statements (concluded)	BlackRock Global Financial Services Fund, Inc.

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

	Shares	Amount	Shares	Amount

Investor B

Shares sold	79,653	$443,848	680,700	$7,275,836
Shares issued to shareholders in reinvestment of dividends and distributions	1,512	8,145	169,298	2,011,212

Total issued	81,165	451,993	849,998	9,287,048
Shares redeemed	(341,706)	(1,846,703)	(1,300,675)	(16,706,885)

Net decrease	(260,541)	$(1,394,710)	(450,677)	$(7,419,837)

Investor C

Shares sold	584,889	$3,106,651	5,164,909	$56,236,991
Shares issued to shareholders in reinvestment of dividends and distributions	90,444	470,164	387,068	4,497,683

Total issued	675,333	3,576,815	5,551,977	60,734,674
Shares redeemed	(1,626,486)	(8,010,217)	(1,144,659)	(12,005,649)

Net increase (decrease)	(951,153)	$(4,433,402)	4,407,318	$48,729,025

Class R

Shares sold	505,541	$2,549,612	521,810	$5,521,426
Shares issued to shareholders in reinvestment of dividends and distributions	23,718	123,569	152,841	1,783,651

Total issued	529,259	2,673,181	674,651	7,305,077
Shares redeemed	(336,916)	(1,730,179)	(286,523)	(3,258,857)

Net increase	192,343	$943,002	388,128	$4,046,220

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

18	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Portfolio Information	Global Financial Services Portfolio

As of March 31, 2009

Ten Largest Holdings	Percent of Long-Term Investments

JPMorgan Chase & Co.	5%
The Travelers Cos., Inc.	4
The Bank of New York Mellon Corp.	4
ACE Ltd.	4
Standard Chartered Plc	3
Sumitomo Mitsui Financial Group, Inc.	3
The Goldman Sachs Group, Inc.	3
Visa, Inc. Class A	3
Bank of Nova Scotia	3
BNP Paribas SA	3

Geographic Allocation	Percent of Long-Term Investments

United States	41%
Japan	8
Hong Kong	7
United Kingdom	6
Switzerland	5
France	4
Germany	4
Canada	3
Bermuda	3
Singapore	3
Spain	3
Italy	2
Thailand	2
Indonesia	2
Malaysia	2
India	2
China	1
Egypt	1
Brazil	1

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	19

Schedule of Investments March 31, 2009 (Unaudited)	Global Financial Services Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Bermuda — 3.0%
RenaissanceRe Holdings Ltd.	30,200	$1,493,088
Validus Holdings Ltd.	16,500	390,720

		1,883,808

Brazil — 0.7%
Itau Unibanco Banco Multiplo SA (a)	41,975	456,688

Canada — 3.2%
Bank of Nova Scotia	64,000	1,569,280
Royal Bank of Canada	14,100	407,772

		1,977,052

China — 1.1%
China Merchants Bank Co. Ltd.	376,600	656,166

Egypt — 0.8%
Commercial International Bank	82,650	476,858

France — 4.3%
AXA SA	92,900	1,115,030
BNP Paribas SA	37,400	1,542,998

		2,658,028

Germany — 3.5%
Allianz AG Registered Shares	13,300	1,113,246
Hannover Rueckversicherungs AG Registered Shares	33,600	1,070,260

		2,183,506

Hong Kong — 6.9%
China Resources Land Ltd.	828,000	1,281,909
Industrial and Commercial Bank of China Ltd.	2,929,300	1,522,421
Ping An Insurance Group Co. of China Ltd.	247,300	1,472,149

		4,276,479

India — 1.5%
HDFC Bank Ltd.	48,900	940,768

Indonesia — 2.0%
Bank Central Asia Tbk PT	2,712,000	726,842
Bank Rakyat Indonesia Tbk PT	1,353,400	493,301

		1,220,143

Italy — 2.3%
Banca Popolare di Milano Scrl	57,900	287,989
Credito Emiliano SpA	77,200	317,478
Intesa Sanpaolo SpA	201,400	553,948
UniCredit SpA	148,200	243,918

		1,403,333

Japan — 8.1%
Aioi Insurance Co., Ltd.	41,000	159,637
Mitsubishi Estate Co., Ltd.	13,250	150,312
Mitsubishi UFJ Financial Group, Inc.	216,900	1,068,606
Nomura Holdings, Inc.	133,300	676,232
Sumitomo Mitsui Financial Group, Inc.	53,900	1,897,893
Tokio Marine Holdings, Inc.	41,900	1,031,955

		4,984,635

Malaysia — 1.7%
Public Bank Bhd	516,782	1,071,586

Common Stocks	Shares	Value

Singapore — 2.7%
DBS Group Holdings Ltd.	159,000	$886,416
United Overseas Bank Ltd.	120,800	774,846

		1,661,262

Spain — 2.4%
Banco Santander SA	215,700	1,487,209

Switzerland — 4.8%
ACE Ltd.	53,000	2,141,200
Julius Baer Holding AG Class B	34,000	835,408

		2,976,608

Thailand — 2.1%
Bangkok Bank Pcl Foreign Shares	274,100	579,941
Siam Commercial Bank Pcl	484,300	744,237

		1,324,178

United Kingdom — 5.8%
Amlin Plc	38,000	187,288
HSBC Holdings Plc	248,100	1,381,310
Standard Chartered Plc	165,294	2,052,499

		3,621,097

United States — 39.3%
Affiliated Managers Group, Inc. (b)	20,000	834,200
BancorpSouth, Inc.	31,800	662,712
Bank of America Corp.	153,168	1,044,606
The Bank of New York Mellon Corp.	78,600	2,220,450
Boston Properties, Inc.	21,500	753,145
Cullen/Frost Bankers, Inc.	23,200	1,089,008
FTI Consulting, Inc. (b)	18,200	900,536
Franklin Resources, Inc.	12,400	667,988
The Goldman Sachs Group, Inc.	17,700	1,876,554
JPMorgan Chase & Co.	114,475	3,042,746
MetLife, Inc.	51,200	1,165,824
Northern Trust Corp.	20,700	1,238,274
People’s United Financial, Inc.	35,500	637,935
Prudential Financial, Inc.	28,224	536,820
Simon Property Group, Inc.	6,800	235,552
The Travelers Cos., Inc.	64,300	2,613,152
U.S. Bancorp	76,700	1,120,587
UnumProvident Corp.	35,200	440,000
Visa, Inc. Class A	32,100	1,784,760
Wells Fargo & Co.	102,500	1,459,600

		24,324,449

Total Common Stocks — 96.2%		59,583,853

Rights

United Kingdom — 0.3%
HSBC Holdings Plc (c)	103,374	209,141

Total Rights — 0.3%		209,141

Total Long-Term Investments (Cost — $98,131,116) — 96.5%		59,792,994

See Notes to Financial Statements.

20	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Schedule of Investments (concluded)	Global Financial Services Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

Brown Brothers Harriman & Co., 0.08%, 4/01/09	$789	$789,089

Total Short-Term Securities (Cost — $789,089) — 1.3%		789,089

Total Investments (Cost — $98,920,205*) — 97.8%		60,582,083
Other Assets Less Liabilities — 2.2%		1,363,790

Net Assets — 100.0%		$61,945,873

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$101,714,594

Gross unrealized appreciation	$2,386,001
Gross unrealized depreciation	(43,518,512)

Net unrealized depreciation	$(41,132,511)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	The rights may be exercised until 4/03/09.

•	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$(11,570,781)	$38,665
BlackRock Liquidity Series, LLC Money Market Series	$(1,500,000)	$1,194

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

GBP	44,729	USD	63,956	State Street Bank	4/01/09	$222
GBP	89,618	USD	127,228	State Street Bank	4/02/09	1,360
GBP	262,570	USD	374,582	Brown Brothers	4/03/09	2,165
				Harriman & Co.

Total						$3,747

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Portfolio Abbreviations:

GBP British Pound
USD US Dollar

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$31,736,575	—
Level 2	28,845,508	$3,747
Level 3	—	—

Total	$60,582,083	$3,747

*	Other financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	21

Statement of Assets and Liabilities	Global Financial Services Portfolio

March 31, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $98,920,205)	$60,582,083
Unrealized appreciation on foreign currency exchange contracts	3,747
Foreign currency at value (cost — $33,070)	33,887
Investments sold receivable	1,147,337
Dividends receivable	380,261
Contributions receivable from investor	56,397
Interest receivable	1,361
Prepaid expenses	1,738

Total assets	62,206,811

Liabilities

Investments purchased payable	192,767
Investment advisory fees payable	19,370
Other affiliates payable	1,134
Officer’s and Directors’ fees payable	24
Other accrued expenses payable	46,789
Other liabilities	854

Total liabilities	260,938

Net Assets	$61,945,873

Net Assets Consist of

Investor’s capital	$100,300,752
Net unrealized appreciation/depreciation	(38,354,879)

Net Assets	$61,945,873

See Notes to Financial Statements.

22	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Statement of Operations	Global Financial Services Portfolio

Six Months Ended March 31, 2009 (Unaudited)

Investment Income

Dividends	$1,093,808
Income — affiliated	38,902
Securities lending — affiliated	1,194
Interest	9
Foreign tax withheld	(27,868)

Total income	1,106,045

Expenses

Investment advisory	152,823
Accounting services	51,246
Professional	36,620
Custodian	29,730
Officer and Directors	8,543
Printing	2,160
Miscellaneous	6,676

Total expenses	287,798

Net investment income	818,247

Realized and Unrealized Loss

Net realized loss from:
Investments	(33,054,037)
Foreign currency	(70,567)

(33,124,604)

Net change in unrealized appreciation/depreciation on:
Investments	(20,841,547)
Foreign currency	(5,111)

(20,846,658)

Total realized and unrealized loss	(53,971,262)

Net Decrease in Net Assets Resulting from Operations	$(53,153,015)

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	23

Statements of Changes in Net Assets	Global Financial Services Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008

Operations

Net investment income	$818,247	$3,319,339
Net realized loss	(33,124,604)	(26,312,917)
Net change in unrealized appreciation/depreciation	(20,846,658)	(31,369,302)

Net decrease in net assets resulting from operations	(53,153,015)	(54,362,880)

Capital Transactions

Proceeds from contributions	16,775,705	168,086,737
Fair value of withdrawals	(29,463,043)	(81,143,368)

Net increase (decrease) in net assets derived from capital transactions	(12,687,338)	86,943,369

Net Assets

Total increase (decrease) in net assets	(65,840,353)	32,580,489
Beginning of period	127,786,226	95,205,737

End of period	$61,945,873	$127,786,226

Financial Highlights	Global Financial Services Portfolio

	Six Months Ended March 31, 2009 (Unaudited)

		Year Ended September 30,

		2008	2007	2006	2005	2004

Total Investment Return

Total investment return	(41.74)%[1]	(34.83)%	11.91%	16.07%	28.02%	25.86%

Ratios to Average Net Assets

Total expenses	0.75%[2]	0.64%	0.71%	0.66%	0.70%	0.78%

Net investment income	2.14%[2]	2.69%	1.89%	3.62%	3.05%	2.23%

Supplemental Data

Net assets, end of period (000)	$61,946	$127,786	$95,206	$96,601	$107,953	$70,762

Portfolio turnover	25%	31%	55%	79%	80%	115%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

24	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Notes to Financial Statements (Unaudited)	Global Financial Services Portfolio

1. Organization and Significant Accounting Policies:

Global Financial Services Portfolio (the “Portfolio”) is part of Global Financial Services Master LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates market value. The Portfolio values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in price of the underlying security or if the counterparty does not perform under the contract.

•

Forward currency contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Portfolio may enter into foreign currency exchange contracts as a hedge against either specific transactions or portfolio positions. Foreign currency exchange contracts, when used by the Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Portfolio segregate assets in connection with certain investments (e.g., forward foreign currency contracts), the Portfolio will,

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	25

Notes to Financial Statements (continued)	Global Financial Services Portfolio

consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolio may lend securities to financial institutions that provide cash, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. The Portfolio may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolio may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities.

Income Taxes: The Portfolio is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Portfolio are charged to that Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Portfolio under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee at an annual rate of 0.40%, of the Portfolio’s average daily net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolio to the Advisor.

26	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Notes to Financial Statements (concluded)	Global Financial Services Portfolio

For the six months ended March 31, 2009, the Portfolio reimbursed the Advisor $1,362 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Portfolio has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Portfolio on such investments is shown as securities lending — affiliated on the Statement of Operations. For the six months ended March 31, 2009, BIM received $51 in securities lending agent fees.

In addition, MLPF&S received $2,660 in commissions on the execution of portfolio security transactions for the Portfolio for the period October 1, 2008 to December 31, 2008 when it was considered an affiliate.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master LLC reimburses the Advisor for compensation paid to the Master LLC’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended March 31, 2009 were $18,897,608 and $20,275,570, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Portfolio, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009.The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Portfolio paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008.The Portfolio pays a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Portfolio did not borrow under the credit agreement during the six months ended March 31, 2009.

5. Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Portfolio’s Statement of Assets and Liabilities.

As of March 31, 2009, the Portfolio had the following industry classifications:

Industry	Percent of Long-Term Investments

Commercial Banks	44%
Insurance	24
Capital Markets	14
Diversified Financial Services	7
IT Services	3
Real Estate Management & Development	3
Real Estate Investment Trust (REITs)	2
Professional Services	2
Thrifts & Mortgage Finance	1

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	27

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Effective March 13, 2009, Lisa Walker, CFA is the portfolio manager and primarily responsible for the day-to-day management of the Fund and Master Portfolio. Ms. Walker is Director of BlackRock, Inc. since 2009 and Vice President thereof from 2006 to 2008; Vice President of Merrill Lynch Investment Managers, L.P. from 2005 to 2006; and Portfolio Manager for LDM Investments, LLC from 2000 to 2004.

28	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	29

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC votes proxies relating to securities held in the Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2009	31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

BlackRock Global Financial Services Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#GFSF-3/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: May 20, 2009